Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,242,564	$ 1,235,962	$ 1,223,304	$ 1,185,720	$ 1,166,504	$ 1,160,290	$ 1,145,271	$ 1,104,632	$ 4,887,550	$ 4,576,697	$ 4,288,640
Operating income	138,925	182,714	182,277	150,074	171,686	169,314	163,651	160,146	653,990	664,797	598,693
Net income	$ 102,011	$ 159,428	$ 149,603	$ 129,667	$ 128,936	$ 128,466	$ 158,497	$ 133,602	$ 540,709	$ 549,501	$ 688,374
Basic earnings per share	$ 0.86	$ 1.33	$ 1.24	$ 1.07	$ 1.06	$ 1.05	$ 1.29	$ 1.07	$ 4.52	$ 4.47	$ 5.36
Diluted earnings per share	$ 0.86	$ 1.32	$ 1.23	$ 1.07	$ 1.05	$ 1.04	$ 1.28	$ 1.07	$ 4.49	$ 4.44	$ 5.32